Loans and financing - Summary of Loan and Financing Operations (Parenthetical) (Detail) € in Thousands, R$ in Thousands, $ in Thousands		12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 BRL (R$)	Jun. 30, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 3,279	$ 6,359	$ 11,030
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant conversion ratio			1.2X	1.3X	1.5X
Top of range [member] | Non Adjusting Event [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant conversion ratio		1X
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 891	$ 1,719
Borrowings interest rate			8.50%			8.50%
Borrowings maturity description			Payments are on a monthly basis for 48 months, with the first installment due in April 2019 and the last installment maturing in March 2023
Percentage of guarantee provided			100.00%			100.00%
BNDES [Member] | BRAZIL
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 5,014			R$ 15,577
Itau [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,782		2,388	4,098			€ 6,909
Borrowings interest rate	1.77%						1.77%
Borrowings maturity description	Payments are on a quarterly basis, with the last installment maturing in May 2023.
Borrowings adjustment to interest rate basis	2.65%						2.65%
Totvs [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0	$ 542
Borrowings interest rate			2.00%			2.00%
Borrowings maturity description			Principal and interests were paid in January 2021.